Employee Benefit Plan	12 Months Ended
Mar. 31, 2026
Employee Benefit Plan [Abstract]
EMPLOYEE BENEFIT PLAN

NOTE 16 — EMPLOYEE BENEFIT PLAN

The PRC

As stipulated by the regulations of the PRC, full-time employees of the Company in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses the Company incurred for the plan amounted to $208,650, $128,351 and $107,255 for the years ended March 31, 2026, 2025 and 2024, respectively.